VALUE OF CHARTER PARTY CONTRACTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired time charter contracts from Quintana	$ 3,080	$ 0	$ (127,090)
Amortization of charter party-out contracts	19,333	27,277	23,714
Amortization of charter party-in contracts	$ 672	$ 674	$ 1,399